Shareholders' equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Restricted Share Units
Stock-based payments
Fair value of RSUs granted	$ 5.0	$ 3.9
Number of trading days immediately preceding the date of conversion or award grant for determining fair value	5 days
Stock-based compensation expenses	$ 3.4	2.6
Capitalised to royalty, stream and working interest	0.1	0.6
Total unrecognized non-cash stock-based compensation expense	$ 7.7	$ 6.4
Expected to be recognized over weighted average period	2 years 1 month 6 days	2 years 1 month 6 days
Performance based RSU
Stock-based payments
Granted | EquityInstruments	22,519	20,153
Time-based RSU
Stock-based payments
Granted | EquityInstruments	14,546	19,863